Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Product sales trade receivables	$ 45.8	$ 24.8
Other trade receivables	9.0	5.8
Value added tax	19.1	13.7
Payroll debtors	5.3	6.2
Prepayments	11.3	9.0
Other	3.8	5.7
Receivables	$ 94.3	$ 65.2